Fair Value of Assets And Liabilities - Assets and Liabilities Measured at Fair Value (Details) (USD $)																																														12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Level 3 [Member]	Dec. 31, 2011 Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] U S Government Sponsored Enterprises [Member] Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] State County And Municipals [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] State County And Municipals [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] State County And Municipals [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] State County And Municipals [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] State County And Municipals [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] State, County And Municipals [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] State, County And Municipals [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] State, County And Municipals [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Mortgage Backed Securities GSE Residential [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Mortgage Backed Securities GSE Residential [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Mortgage Backed Securities GSE Residential [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Mortgage Backed Securities GSE Residential [Member] Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Mortgage-Backed Securities GSE Residential [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Mortgage-Backed Securities GSE Residential [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Mortgage-Backed Securities GSE Residential [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Mortgage-Backed Securities GSE Residential [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Recurring [Member] Trust Preferred Securities [Member] Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Impaired Loans [Member] Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member] Fair Value Level 1 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member] Fair Value Level 1 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member] Fair Value Level 2 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member] Fair Value Level 2 [Member]	Dec. 31, 2013 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Measurements Nonrecurring [Member] Foreclosed Real Estate [Member] Fair Value Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities available for sale	$ 4,712,492					$ 38,755,780	$ 42,559,727			$ 38,390,342	$ 42,194,289	$ 365,438	$ 365,438		$ 2,005,760				$ 2,005,760			$ 8,015,731					$ 9,307,627	$ 8,015,731	$ 9,307,627					$ 30,374,611	$ 30,880,902	$ 30,374,611	$ 30,880,902	$ 365,438	$ 365,438					$ 365,438	$ 365,438
Equity securities						50,000	50,000					50,000	50,000
Recurring fair value measurements, Total Gains	38,805,780	42,609,727	415,438	415,438	677,875	38,805,780	42,609,727			38,390,342	42,194,289	415,438	415,438																									365,438
Nonrecurring fair value measurements																																														44,195,399	30,938,375					44,195,399	30,938,375	30,830,431	25,525,940					30,830,431	25,525,940	13,364,968	5,412,435					13,364,968	5,412,435
Nonrecurring fair value measurements,Total Gains (Losses)																																														$ (4,692,516)	$ (2,650,321)							$ (3,843,360)	$ (1,848,164)							$ (849,156)	$ (802,157)